MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS AND SUPPLIERS
Summarizes suppliers which contributed to greater than 10% of total advances to suppliers
	Advance to suppliers
	December 31,
	2011	2012
	$	$
Company I	36,383,712	28,328,982
Company II	41,982,828	39,536,806
Company III	45,924,240	36,887,990
Company IV	19,780,216	15,518,098